Memorandum items - Litigation, investigations and reviews (Details) € in Millions, £ in Millions, $ in Millions, $ in Millions		1 Months Ended				2 Months Ended	12 Months Ended
	Dec. 16, 2020 GBP (£)	May 31, 2019 AUD ($)	Oct. 31, 2017 item	Oct. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jun. 30, 2019 EUR (€)	Dec. 31, 2020 USD ($) action item	Dec. 31, 2020 EUR (€) action item	Dec. 31, 2020 GBP (£) action item	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2016 action	Dec. 31, 2015 USD ($) company	Dec. 31, 2015 GBP (£) company	Dec. 31, 2012 GBP (£)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)	Jul. 10, 2017 item
Trustee and other fiduciary activities
Fee income									£ 245.0	£ 250.0	£ 257.0
UK 2008 rights issue shareholder litigation
Tax Assessments											£ 143.0
Payments for tax assessments	£ 143.0
Provisions utilised									1,208.0
RBS Financial Products, Inc
The Financial Services Compensation Scheme
Amount agreed to pay to resolve investigation by State of Maryland | $							$ 18.2
Payment protection insurance
UK 2008 rights issue shareholder litigation
Provisions utilised									557.0
Treatment of tracker mortgage customers
UK 2008 rights issue shareholder litigation
Total aggregate provisions																€ 335	£ 301.0
Provisions utilised								€ 284	255.0
Internal review from treatment of tracker mortgage customers
UK 2008 rights issue shareholder litigation
Total aggregate provisions																€ 164	147.0
Provisions utilised								€ 144	£ 129.0
Foreign exchange related investigations
UK 2008 rights issue shareholder litigation
Settlement amount paid | €						€ 275
Residential mortgage-backed securities (RMBS) litigation in the US, issued by Nomura Holding America Inc and subsidiaries
Litigation, investigations and reviews
Final settlement amount | $							400.0
UK 2008 rights issue shareholder litigation
Settlement amount paid | $							$ 55.3
London Interbank Offered Rate (LIBOR)
UK 2008 rights issue shareholder litigation
Number of non-class action | action							24	24	24
Number of non-class actions pending | action												7
Number of failed US banks | item																		39
FX antitrust litigation
UK 2008 rights issue shareholder litigation
Settlement amount paid | $													$ 255.0
Maximum Total Transaction Value | $		$ 0.5
Swaps antitrust litigation
UK 2008 rights issue shareholder litigation
Number of swap execution facilities | item							3	3	3
Madoff
UK 2008 rights issue shareholder litigation
Number of class actions | action							2	2	2
Damages claimed | $				$ 21.8	$ 276.3
Tax dispute
UK 2008 rights issue shareholder litigation
Damages claimed														£ 71.4
Damages Awarded									£ 45.0
Value-added-tax															£ 86.0
Penalty as a percentage of VAT															100.00%
Number of claimants | company													10	10
NatWest
UK 2008 rights issue shareholder litigation
Number of terrorist attacks claims dismissed | item			2
Number of terrorist attacks claimed | item			18
Total aggregate provisions																	£ 30.0